Related party transactions	12 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related party transactions [Text Block]
15.	Related party transactions

The Company’s principal related parties are its founder shareholders, directors and companies that the founder shareholders and directors control. The Company enters into transactions with such related parties in the normal course of business. Related party transactions and balances are as follows:

Product Development Expenses

During the fiscal year ended March 31, 2013, the Company incurred product development expenses (including amount capitalized) of US$95,395on account of services rendered by Tachyon Technologies Private Ltd, an equity method investee.

Trade account receivables write off

During the fiscal year ended March 31, 2013, the Company wrote off US$206,974 trade account receivables from Edelweiss Capital Services Ltd, in which a director of Rediff is shareholder and director, against the recorded allowance. The allowance for trade account receivables was recorded in the year ended March 31, 2012.